Lease Obligations - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Office	Dec. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
Rental expense under operating leases | $	$ 289,000	$ 83,000
Banking Offices [Member]
Operating Leased Assets [Line Items]
Number of properties obligated under operating leases | Office	2